Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information regarding our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” on page 45.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. O’Day(1)	Compensation Actually Paid to Mr. O’Day(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)(7)	Net Product Revenue (in millions)(8)
2023	$22,607,690	$15,483,783	$7,588,163	$5,469,137	$147	$119	$5,613	$26,934
2022	$21,621,253	$54,965,255	$7,874,828	$18,182,586	$150	$114	$4,566	$26,982
2021	$19,229,466	$31,485,348	$6,279,776	$9,693,178	$121	$126	$6,201	$27,008
2020	$18,998,095	$16,117,322	$6,616,768	$6,126,435	$93	$126	$89	$24,355

(1)	The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for our Chairman and Chief Executive Officer, Mr. O’Day.

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for Mr. O’Day. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for Mr. O’Day	Less: Summary Compensation Table Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to Mr. O’Day
2023	$22,607,690	$15,615,056	$8,491,149	$15,483,783
2022	$21,621,253	$14,353,915	$47,697,917	$54,965,255
2021	$19,229,466	$13,139,064	$25,394,946	$31,485,348
2020	$18,998,095	$11,513,097	$8,632,324	$16,117,322

(a)	Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$12,525,814	$(2,481,113)	$(2,859,625)	$1,306,073	$8,491,149
2022	$34,153,918	$14,183,571	$(1,966,582)	$1,327,010	$47,697,917
2021	$17,162,219	$6,011,125	$707,262	$1,514,340	$25,394,946
2020	$8,885,442	$(1,693,496)	$409,911	$1,030,467	$8,632,324

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Deborah H. Telman; and (ii) for 2021 and 2020, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Brett A. Pletcher.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs identified in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the any NEO during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Less: Summary Compensation Table Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(a)	Equals: Average Compensation Actually Paid to Other NEOs
2023	$7,588,163	$4,809,225	$2,690,199	$5,469,137
2022	$7,874,828	$4,961,052	$15,268,810	$18,182,586
2021	$6,279,776	$3,625,534	$7,038,936	$9,693,178
2020	$6,616,768	$3,087,064	$2,596,731	$6,126,435

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted during the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$3,955,902	$(789,322)	$(879,498)	$403,117	$2,690,199
2022	$11,751,514	$3,365,229	$(289,102)	$441,169	$15,268,810
2021	$4,989,853	$1,461,574	$271,571	$315,938	$7,038,936
2020	$2,488,166	$(365,446)	$269,145	$204,866	$2,596,731

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of each year shown and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(6)	The peer group used for this purpose is Nasdaq Biotechnology Index.

(7)	The dollar amounts reported represent the amount of net income reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Included in our net income for 2020 was a $4.5 billion charge to acquired in-process research and development (“IPR&D”) expense recorded in connection with our acquisition of Forty Seven, Inc. Our 2022 net income included a $2.7 billion partial impairment charge related to certain IPR&D assets acquired from Immunomedics, Inc.
(8)	The dollar amounts reported represent the amount of net product sales revenue reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Total full year 2023 product sales of $26.9 billion were relatively flat compared to the same period in 2022, with lower Veklury sales largely offset by higher HIV and Oncology sales. Total product sales, excluding Veklury, increased 7% to $24.7 billion in the full year 2023 compared to 2022, primarily driven by higher HIV and Oncology sales.

Company Selected Measure Name		Net Product Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for our Chairman and Chief Executive Officer, Mr. O’Day.

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Deborah H. Telman; and (ii) for 2021 and 2020, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Brett A. Pletcher.

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used for this purpose is Nasdaq Biotechnology Index.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for Mr. O’Day. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for Mr. O’Day	Less: Summary Compensation Table Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to Mr. O’Day
2023	$22,607,690	$15,615,056	$8,491,149	$15,483,783
2022	$21,621,253	$14,353,915	$47,697,917	$54,965,255
2021	$19,229,466	$13,139,064	$25,394,946	$31,485,348
2020	$18,998,095	$11,513,097	$8,632,324	$16,117,322

(a)	Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$12,525,814	$(2,481,113)	$(2,859,625)	$1,306,073	$8,491,149
2022	$34,153,918	$14,183,571	$(1,966,582)	$1,327,010	$47,697,917
2021	$17,162,219	$6,011,125	$707,262	$1,514,340	$25,394,946
2020	$8,885,442	$(1,693,496)	$409,911	$1,030,467	$8,632,324

Non-PEO NEO Average Total Compensation Amount	[1]	$ 7,588,163	$ 7,874,828	$ 6,279,776	$ 6,616,768
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 5,469,137	18,182,586	9,693,178	6,126,435
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs identified in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the any NEO during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Less: Summary Compensation Table Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(a)	Equals: Average Compensation Actually Paid to Other NEOs
2023	$7,588,163	$4,809,225	$2,690,199	$5,469,137
2022	$7,874,828	$4,961,052	$15,268,810	$18,182,586
2021	$6,279,776	$3,625,534	$7,038,936	$9,693,178
2020	$6,616,768	$3,087,064	$2,596,731	$6,126,435

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted during the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$3,955,902	$(789,322)	$(879,498)	$403,117	$2,690,199
2022	$11,751,514	$3,365,229	$(289,102)	$441,169	$15,268,810
2021	$4,989,853	$1,461,574	$271,571	$315,938	$7,038,936
2020	$2,488,166	$(365,446)	$269,145	$204,866	$2,596,731

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid Versus TSR 2020 – 2023
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid Versus Net Income 2020 – 2023
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid Versus Net Revenue 2020 – 2023
Total Shareholder Return Vs Peer Group [Text Block]		Compensation Actually Paid Versus TSR 2020 – 2023
Tabular List [Table Text Block]
Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis” on page 45, our executive compensation program reflects a pay-for-performance philosophy, with a focus not only on the successful progression of research programs, clinical trials and the launch of new products but also on performance across a range of shorter-term metrics that advance our long-term strategy and longer-term value creation for our stockholders. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our company for our stockholders. As required by Item 402(v), the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

a.	Net Product Revenue
b.	Relative TSR
c.	Non-GAAP Operating Income

Total Shareholder Return Amount	[3]	$ 147	150	121	93
Peer Group Total Shareholder Return Amount	[4]	119	114	126	126
Net Income (Loss) Attributable to Parent	[5]	$ 5,613,000,000	$ 4,566,000,000	$ 6,201,000,000	$ 89,000,000
Company Selected Measure Amount	[6]	26,934,000,000	26,982,000,000	27,008,000,000	24,355,000,000
PEO Name		Mr. O’Day	Mr. O’Day	Mr. O’Day	Mr. O’Day
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Operating Income
PEO [Member] | Less: Summary Compensation Table Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ 15,615,056	$ 14,353,915	$ 13,139,064	$ 11,513,097
PEO [Member] | Plus: Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	8,491,149	47,697,917	25,394,946	8,632,324
PEO [Member] | Year End Fair Value of Equity Awards Granted during the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,525,814	34,153,918	17,162,219	8,885,442
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,481,113)	14,183,571	6,011,125	(1,693,496)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,859,625)	(1,966,582)	707,262	409,911
PEO [Member] | Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,306,073	1,327,010	1,514,340	1,030,467
PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,491,149	47,697,917	25,394,946	8,632,324
Non-PEO NEO [Member] | Less: Summary Compensation Table Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,809,225	4,961,052	3,625,534	3,087,064
Non-PEO NEO [Member] | Plus: Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	2,690,199	15,268,810	7,038,936	2,596,731
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted during the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,955,902	11,751,514	4,989,853	2,488,166
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(789,322)	3,365,229	1,461,574	(365,446)
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(879,498)	(289,102)	271,571	269,145
Non-PEO NEO [Member] | Average Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		403,117	441,169	315,938	204,866
Non-PEO NEO [Member] | Total Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,690,199	15,268,810	7,038,936	2,596,731
Mr. O'Day
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[10]	22,607,690	21,621,253	19,229,466	18,998,095
PEO Actually Paid Compensation Amount	[11]	$ 15,483,783	$ 54,965,255	$ 31,485,348	$ 16,117,322

[1]	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Deborah H. Telman; and (ii) for 2021 and 2020, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Brett A. Pletcher.
[2]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs identified in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the any NEO during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:
[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of each year shown and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
[4]	The peer group used for this purpose is Nasdaq Biotechnology Index.
[5]	The dollar amounts reported represent the amount of net income reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Included in our net income for 2020 was a $4.5 billion charge to acquired in-process research and development (“IPR&D”) expense recorded in connection with our acquisition of Forty Seven, Inc. Our 2022 net income included a $2.7 billion partial impairment charge related to certain IPR&D assets acquired from Immunomedics, Inc.
[6]	The dollar amounts reported represent the amount of net product sales revenue reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Total full year 2023 product sales of $26.9 billion were relatively flat compared to the same period in 2022, with lower Veklury sales largely offset by higher HIV and Oncology sales. Total product sales, excluding Veklury, increased 7% to $24.7 billion in the full year 2023 compared to 2022, primarily driven by higher HIV and Oncology sales.
[7]	Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[9]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[10]	The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for our Chairman and Chief Executive Officer, Mr. O’Day.
[11]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for Mr. O’Day. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid: